Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value of Stock Option Award Using Black-Scholes Valuation Model

	Options	Options
	Granted in	Granted in
	2015	2015
	Under the	Under the
	2007 Plan	2015 Plan
Average risk-free rate of return	1.82‑1.92%	1.57‑1.92%
Expected term	6 Years	6 Years
Volatility rate	46.3‑55.2%	55.0‑55.9%
Dividend yield	5%	5%

2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity Under Stock Option and Incentive Plans

As of January 1, 2024, all options granted under 2007 Plan were fully vested. The following table is a summary of the Company’s share option activity under the 2007 Plan (in US$, except options):

		Weighted	Weighted
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
Options Under the 2007 Plan	Options	Price	Life (Years)	Intrinsic Value

Outstanding, January 1, 2024
1.21 (exercise price)	39,400	1.21	0.50	—
Outstanding and Exercisable, December 31, 2024
1.21 (exercise price)	—	—	—	—

2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity Under Stock Option and Incentive Plans

As of January 1, 2024, all options granted under 2015 Plan were fully vested. The following table is a summary of the Company’s share option activity under the 2015 Plan (in US$, except options):

		Weighted	Weighted
		Average	Remaining
	Number of	Exercise	Contractual	Aggregate
Options Under the 2015 Plan	Options	Price	Life (Years)	Intrinsic Value

Outstanding, January 1, 2024
1.71(exercise price)	2,715,134	1.71	1.50	—
Forfeited
1.71 (exercise price)	27,200	1.71	—	—
Outstanding and Exercisable, December 31, 2024
1.71(exercise price)	2,687,934	1.71	0.50	—